Schedule of Income Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss for the period	$ (6,346,213)	$ (5,582,036)	$ (25,341,623)	$ (13,432,539)
Weighted average number of shares of common stock - basic	357,438,769	329,407,128	340,244,856	280,354,631
Net loss per share – basic	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.05)
Dilutive effect of convertible debentures
Dilutive effect of warrants on net income
Diluted net loss for the year			$ (25,341,623)	$ (13,432,539)
Stock options and RSUs
Weighted average number of shares of common stock - fully diluted	357,438,769	329,407,128	340,244,856	280,354,631
Net loss per share - fully diluted	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.05)